Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent Events
On October 19, 2021, the Company closed a $400 million investment in preferred shares of a private company based in Europe which provides an instant grocery delivery service. The Company is assessing the accounting impact of this transaction on its condensed consolidated financial statements.
On November 9, 2021, the Company entered into a definitive agreement to acquire Wolt Enterprises OY (“Wolt”). Headquartered in Helsinki, Finland, Wolt is a leading local commerce platform with operations in 23 countries across Europe, Japan, and Israel. The Company is expecting the acquisition of Wolt will increase its international scale, accelerate its product development, and improve its investment efficiency. The purchase price is approximately €7 billion in an all-stock
transaction, before customary post-closing adjustments. Closing is expected in the first half of 2022, subject to customary regulatory approvals and other closing conditions.
17. Subsequent Events Repayment of Convertible Notes In February 2021, the Company repaid the outstanding principal and accrued interest of the 2020 Notes in full for $375 million.